Sanford C. Bernstein Fund, Inc.

Schedule of Investments

New York Municipal Portfolio

December 31, 2023 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 94.4%
Long-Term Municipal Bonds – 89.0%
New York – 74.8%
Albany County Airport Authority Series 2020-B 5.00%, 12/15/2024	$855	$866,024
5.00%, 12/15/2025	855	879,589
5.00%, 12/15/2026	855	895,142
Broome County Local Development Corp. (United Health Services Hospitals Obligated Group) AGM Series 2020 3.00%, 04/01/2035	2,220	2,016,872
3.00%, 04/01/2036	2,000	1,789,217
3.00%, 04/01/2037	1,500	1,314,123
4.00%, 04/01/2034	725	754,972
4.00%, 04/01/2038	1,400	1,421,836
4.00%, 04/01/2039	1,400	1,414,756
4.00%, 04/01/2040	1,500	1,510,383
5.00%, 04/01/2032	2,000	2,209,616
5.00%, 04/01/2033	1,000	1,104,336
Build NYC Resource Corp. (East Harlem Scholars Academy Charter School Obligated Group) Series 2022 5.00%, 06/01/2032(a)	375	384,278
5.75%, 06/01/2042(a)	1,855	1,906,872
Build NYC Resource Corp. (Grand Concourse Acadmey Charter School) Series 2022 5.00%, 07/01/2042	550	567,077
Build NYC Resource Corp. (Integration Charter Schools) Series 2021 5.00%, 06/01/2036(a)	1,050	1,053,902
5.00%, 06/01/2041(a)	800	773,775
Build NYC Resource Corp. (Metropolitan College of New York) Series 2014 5.00%, 11/01/2025	1,750	1,050,000
5.25%, 11/01/2029	2,100	1,260,000
Build NYC Resource Corp. (NEW World Preparatory Charter School) Series 2021 4.00%, 06/15/2041(a)	525	424,122
City of New York NY Series 2017-1 5.00%, 08/01/2025	1,365	1,414,785
Series 2017-C 5.00%, 08/01/2024	1,260	1,275,691
Series 2018-A 5.00%, 08/01/2026	7,690	8,162,807
Series 2018-D 5.00%, 12/01/2038	9,665	10,504,284
Series 2020-C 5.00%, 08/01/2038	4,960	5,573,090

	Principal Amount (000)	U.S. $ Value

Series 2021 1.396%, 08/01/2027	$4,950	$4,453,294
Series 2021-D 1.216%, 08/01/2026	6,000	5,512,616
1.623%, 08/01/2028	4,000	3,538,476
Series 2022-B 5.00%, 08/01/2024	3,405	3,447,403
Series 2023 5.00%, 08/01/2036	2,500	3,000,545
5.00%, 08/01/2040	1,000	1,158,375
5.00%, 08/01/2043	5,000	5,697,694
City of Rochester NY Series 2023-I 4.50%, 08/01/2024	7,000	7,041,744
Corning City School District Series 2023-A 5.00%, 06/21/2024	17,000	17,124,756
County of Nassau NY Series 2014-A 5.00%, 04/01/2025 (Pre-refunded/ETM)	10,190	10,238,306
Series 2017-C 5.00%, 10/01/2026	8,920	9,539,091
5.00%, 10/01/2027	13,255	14,532,049
County of Suffolk NY Series 2022 5.00%, 09/01/2029	1,770	2,003,970
AGM Series 2017-A 4.00%, 02/01/2024	1,000	1,000,762
Dutchess County Local Development Corp. (Bard College) Series 2020-A 5.00%, 07/01/2040	2,400	2,511,218
Series 2020-B 5.918%, 07/01/2039	4,755	4,696,866
Hempstead Town Local Development Corp. (Evergreen Charter School, Inc.) Series 2022-A 5.25%, 06/15/2042	4,000	3,990,511
Hudson Yards Infrastructure Corp. Series 2017-A 5.00%, 02/15/2031	17,060	18,231,708
5.00%, 02/15/2032	5,590	5,971,412
Series 2021 4.00%, 02/15/2040	5,000	5,146,317
Long Island Power Authority Series 2019-B 1.65%, 09/01/2049	9,535	9,414,694
Metropolitan Transportation Authority Series 2016-D 5.00%, 11/15/2027	1,210	1,264,400
Series 2017-B 5.00%, 11/15/2027	5,050	5,445,682
5.00%, 11/15/2028	4,020	4,408,423
Series 2017-C 5.00%, 11/15/2027	9,140	9,856,145
5.00%, 11/15/2028	7,400	8,045,487
5.00%, 11/15/2029	1,790	1,944,994
5.00%, 11/15/2031	39,930	43,242,333

	Principal Amount (000)	U.S. $ Value

Series 2021 4.015% (SOFR + 0.43%), 11/01/2026(b)	$1,205	$1,193,112
AGM Series 2021 4.135% (SOFR + 0.55%), 11/01/2032(b)	3,000	3,000,025
4.385% (SOFR + 0.80%), 11/01/2032(b)	3,715	3,699,316
Metropolitan Transportation Authority (Metropolitan Transportation Authority Dedicated Tax Fund) Series 2017-A 5.00%, 11/15/2031	2,060	2,211,055
Series 2022-A 4.00%, 11/15/2038	11,605	11,940,902
Monroe County Industrial Development Corp./NY (Academy of Health Sciences Charter School) Series 2022 5.00%, 07/01/2032(a)	250	249,144
5.625%, 07/01/2042(a)	2,000	1,967,284
Monroe County Industrial Development Corp./NY (Rochester Regional Health Obligated Group) Series 2020 5.00%, 12/01/2024	510	515,583
5.00%, 12/01/2028	1,210	1,289,931
Monroe County Industrial Development Corp./NY (St. Ann’s of Greater Rochester Obligated Group) Series 2019 4.00%, 01/01/2030	2,145	1,966,105
Monroe County Industrial Development Corp./NY (True North Rochester Prep Charter School) Series 2020 5.00%, 06/01/2040(a)	2,265	2,311,776
Nassau County Local Economic Assistance Corp. (Catholic Health Services of Long Island Obligated Group) Series 2014 5.00%, 07/01/2024	4,550	4,581,969
Nassau County Local Economic Assistance Corp. (Roosevelt Children’s Academy Charter School) Series 2023 4.00%, 07/01/2033	750	764,467
New York City Municipal Water Finance Authority Series 2014-D 5.00%, 06/15/2029	3,000	3,025,594
Series 2015-F 5.00%, 06/15/2028	1,845	1,903,537
Series 2015-G 5.00%, 06/15/2028	11,465	11,828,756
Series 2017 5.00%, 06/15/2038	3,725	3,956,011
Series 2017-E 5.00%, 06/15/2037	1,795	1,912,141
Series 2018-AA 5.00%, 06/15/2024	8,280	8,361,055
Series 2021-B 4.00%, 06/15/2039	2,000	2,068,916
Series 2023 5.00%, 06/15/2035	13,345	16,423,962

	Principal Amount (000)	U.S. $ Value

New York City Transitional Finance Authority (New York City Transitional Finance Authority Future Tax Secured Revenue) Series 2023 5.50%, 05/01/2043	$5,000	$5,986,554
New York City Transitional Finance Authority Building Aid Revenue (New York City Transitional Finance Authority Building Aid Revenue State Lease) Series 2016-S 5.00%, 07/15/2034	2,000	2,075,235
Series 2018-S 5.00%, 07/15/2031	2,065	2,284,633
5.00%, 07/15/2032	16,090	17,785,243
New York City Transitional Finance Authority Future Tax Secured Revenue Series 2014-A 5.00%, 08/01/2027	1,655	1,671,611
5.00%, 08/01/2029	5,000	5,044,450
Series 2014-C 5.00%, 11/01/2026	6,345	6,382,133
Series 2014-D1 5.00%, 02/01/2028 (Pre-refunded/ETM)	7,110	7,142,318
5.00%, 02/01/2029 (Pre-refunded/ETM)	2,425	2,436,023
Series 2015-C 5.00%, 11/01/2026	20,000	20,557,656
Series 2016-B 5.00%, 08/01/2031	2,200	2,312,086
Series 2017-F 5.00%, 05/01/2032	1,220	1,306,135
Series 2020 5.00%, 11/01/2027	2,580	2,824,606
Series 2021-E 4.00%, 02/01/2040	12,575	12,882,738
Series 2022 4.00%, 02/01/2040	2,220	2,280,962
4.00%, 02/01/2041	1,675	1,717,435
New York Liberty Development Corp. (3 World Trade Center LLC) Series 2014 5.375%, 11/15/2040(a)	2,000	2,002,459
7.25%, 11/15/2044(a)	3,260	3,282,097
New York Liberty Development Corp. (One Bryant Park LLC) Series 2019 2.45%, 09/15/2069	20,000	18,593,838
2.625%, 09/15/2069	22,240	20,550,062
2.80%, 09/15/2069	6,470	5,881,169
New York Liberty Development Corp. (Port Authority of New York & New Jersey) Series 2021-1 3.00%, 02/15/2042	20,000	17,514,490
New York Power Authority (New York Power Authority SFP Transmission Project) AGM Series 2023 5.25%, 11/15/2040	1,000	1,178,777
5.25%, 11/15/2041	1,000	1,174,062

	Principal Amount (000)	U.S. $ Value

New York State Dormitory Authority Series 2014 5.00%, 02/15/2029 (Pre-refunded/ETM)	$40	$40,094
Series 2014-A 5.00%, 02/15/2028 (Pre-refunded/ETM)	2,400	2,405,625
Series 2017 5.00%, 02/15/2025 (Pre-refunded/ETM)	2,775	2,842,476
Series 2020-A 5.00%, 03/15/2024 (Pre-refunded/ETM)	6,475	6,501,249
Series 2021 1.187%, 03/15/2026 (Pre-refunded/ETM)	5,500	5,131,826
AGM Series 2020 5.00%, 10/01/2026 (Pre-refunded/ETM)	5	5,328
5.00%, 10/01/2029 (Pre-refunded/ETM)	5	5,579
New York State Dormitory Authority (Catholic Health System Obligated Group) Series 2019 5.00%, 07/01/2036	1,000	845,590
New York State Dormitory Authority (Garnet Health Medical Center Obligated Group) Series 2017 5.00%, 12/01/2024(a)	1,700	1,705,889
5.00%, 12/01/2026(a)	1,500	1,497,028
5.00%, 12/01/2034(a)	2,500	2,417,304
New York State Dormitory Authority (Icahn School of Medicine at Mount Sinai) Series 2015-A 5.00%, 07/01/2026	3,745	3,850,032
New York State Dormitory Authority (Iona College) Series 2022-2 5.00%, 07/01/2024	555	558,411
5.00%, 07/01/2026	620	636,576
5.00%, 07/01/2027	325	337,879
5.00%, 07/01/2029	500	529,723
5.00%, 07/01/2030	300	319,847
5.00%, 07/01/2031	320	342,841
5.00%, 07/01/2032	280	301,982
New York State Dormitory Authority (New York and Presbyterian Hospital Obligated Group) Series 2023 5.00%, 08/01/2036	4,250	5,010,219
5.00%, 08/01/2038	5,000	5,768,251
New York State Dormitory Authority (New York State Dormitory Authority Lease) Series 2022-C 5.00%, 10/01/2025	1,000	1,036,617
AGM Series 2020 5.00%, 10/01/2026	3,045	3,247,130
5.00%, 10/01/2029	2,130	2,371,805
AGM Series 2023 5.00%, 10/01/2025	4,695	4,878,939
BAM Series 2022 5.00%, 10/01/2025	3,975	4,132,970

	Principal Amount (000)	U.S. $ Value

New York State Dormitory Authority (New York State Sales Tax) Series 2018-C 5.00%, 03/15/2040	$2,000	$2,135,645
New York State Dormitory Authority (New York University) Series 2019-A 5.00%, 07/01/2032	2,975	3,361,938
New York State Dormitory Authority (Northwell Health Obligated Group) Series 2022 4.00%, 05/01/2039	2,500	2,508,081
4.00%, 05/01/2040	6,000	5,984,435
New York State Dormitory Authority (Rochester Institute of Technology) Series 2020-A 5.00%, 07/01/2026	1,000	1,053,506
New York State Dormitory Authority (St. John’s University/NY) Series 2015-A 5.00%, 07/01/2024	1,130	1,139,990
Series 2021-A 4.00%, 07/01/2031	1,400	1,513,581
New York State Dormitory Authority (State of New York Pers Income Tax) Series 2014 5.00%, 02/15/2029	11,415	11,436,542
Series 2014-C 5.00%, 03/15/2028 (Pre-refunded/ETM)	12,485	12,535,613
5.00%, 03/15/2029	2,010	2,016,580
Series 2021-A 4.00%, 03/15/2039	1,000	1,038,801
Series 2021-E 4.00%, 03/15/2037	4,645	4,992,120
Series 2022-A 4.00%, 03/15/2039	2,000	2,086,981
AMBAC Series 2005-B 5.50%, 03/15/2024	1,000	1,005,333
New York State Dormitory Authority (State of New York Sales Tax Revenue) Series 2023-A 4.00%, 03/15/2043	4,350	4,411,411
New York State Dormitory Authority (Wagner College) Series 2022 5.00%, 07/01/2037	1,000	1,063,997
5.00%, 07/01/2039	1,500	1,568,877
5.00%, 07/01/2042	1,630	1,681,859
New York State Environmental Facilities Corp. (New York City Municipal Water Finance Authority) Series 2019-B 5.00%, 06/15/2027	445	485,522
Series 2023 5.125%, 09/01/2050(a)	1,800	1,822,981
New York State Thruway Authority (New York State Thruway Authority Gen Toll Road) Series 2014-J 5.00%, 01/01/2026	18,900	18,928,556

	Principal Amount (000)	U.S. $ Value

5.00%, 01/01/2027	$15,000	$15,023,821
Series 2014-K 5.00%, 01/01/2026	1,310	1,337,197
5.00%, 01/01/2028	3,150	3,214,774
Series 2019-M 2.90%, 01/01/2035	21,075	18,345,364
New York State Thruway Authority (State of New York Pers Income Tax) Series 2022-A 5.00%, 03/15/2039	7,250	8,378,195
New York State Urban Development Corp. (State of New York Pers Income Tax) Series 2016-A 5.00%, 03/15/2028 (Pre-refunded/ETM)	5,010	5,269,298
Series 2020-E 4.00%, 03/15/2043	4,650	4,722,873
Series 2022 5.00%, 09/15/2029	6,830	7,804,847
New York Transportation Development Corp. (American Airlines, Inc.) Series 2016 5.00%, 08/01/2026	1,070	1,070,145
Series 2021 2.25%, 08/01/2026	1,230	1,175,880
New York Transportation Development Corp. (Delta Air Lines, Inc.) Series 2018 5.00%, 01/01/2030	24,485	25,129,443
5.00%, 01/01/2032	2,355	2,408,281
5.00%, 01/01/2036	2,000	2,022,340
Series 2023 5.625%, 04/01/2040	2,165	2,329,158
New York Transportation Development Corp. (Elevated Accessibility Enhancements Holding Co., LLC) Series 2023 6.971%, 06/30/2051	2,000	1,997,784
New York Transportation Development Corp. (Empire State Thruway Partners LLC) Series 2021 4.00%, 10/31/2034	500	508,329
4.00%, 10/31/2041	2,075	1,981,151
New York Transportation Development Corp. (JFK International Air Terminal LLC) Series 2020 5.00%, 12/01/2027	2,210	2,342,091
5.00%, 12/01/2030	1,010	1,107,842
5.00%, 12/01/2031	400	438,361
5.00%, 12/01/2032	1,035	1,133,600
5.00%, 12/01/2036	1,050	1,133,777
Series 2022 4.00%, 12/01/2042	1,000	949,679
5.00%, 12/01/2027	2,115	2,241,413
5.00%, 12/01/2031	2,035	2,254,799
5.00%, 12/01/2039	2,765	2,968,815
5.00%, 12/01/2040	3,310	3,536,029
5.00%, 12/01/2042	2,645	2,789,919

	Principal Amount (000)	U.S. $ Value

New York Transportation Development Corp. (JFK NTO LLC) AGM Series 2023 5.50%, 06/30/2043	$2,250	$2,489,713
5.50%, 06/30/2044	2,500	2,757,391
New York Transportation Development Corp. (Laguardia Gateway Partners LLC) Series 2016-A 5.25%, 01/01/2050	2,535	2,537,718
Niagara Area Development Corp. (Covanta Holding Corp.) Series 2018-A 4.75%, 11/01/2042(a)	1,000	850,004
Series 2018-B 3.50%, 11/01/2024(a)	3,400	3,357,627
Niagara Falls City School District Series 2016 5.00%, 06/15/2024	4,055	4,083,960
5.00%, 06/15/2025	3,660	3,751,618
Onondaga Civic Development Corp. (Le Moyne College) Series 2022 4.00%, 07/01/2034	300	303,481
4.00%, 07/01/2036	350	350,845
4.00%, 07/01/2039	450	432,986
Port Authority of New York & New Jersey Series 2014 5.00%, 09/01/2027	7,500	7,547,170
Series 2015 5.00%, 10/15/2026	8,405	8,638,698
Series 2017 5.00%, 10/15/2028	6,925	7,292,754
Series 2018-2 5.00%, 09/15/2025	3,040	3,133,296
5.00%, 09/15/2027	1,000	1,064,730
5.00%, 09/15/2028	8,000	8,579,800
Series 2019 5.00%, 11/01/2035	3,135	3,418,913
5.00%, 11/01/2036	5,365	5,808,746
Series 2020-2 5.00%, 07/15/2033	3,000	3,346,555
5.00%, 07/15/2034	10,195	11,350,517
5.00%, 07/15/2035	5,095	5,643,127
Sales Tax Asset Receivable Corp. Series 2014-A 5.00%, 10/15/2025 (Pre-refunded/ETM)	6,075	6,176,057
5.00%, 10/15/2026 (Pre-refunded/ETM)	7,065	7,182,526
State of New York Series 2023-A 5.00%, 03/15/2025	1,000	1,027,097
5.00%, 03/15/2026	1,395	1,471,098
5.00%, 03/15/2031	5,600	6,639,377
5.00%, 03/15/2032	1,815	2,187,943
5.00%, 03/15/2033	1,750	2,145,807
5.00%, 03/15/2036	1,500	1,819,073
5.00%, 03/15/2038	1,500	1,769,887
5.00%, 03/15/2039	2,000	2,344,399
5.00%, 03/15/2040	2,250	2,623,547
Series 2023-C 5.00%, 03/15/2037	1,670	2,003,612

	Principal Amount (000)	U.S. $ Value

Suffolk County Economic Development Corp. (Peconic Landing at Southold, Inc.) Series 2020 5.00%, 12/01/2029	$500	$505,578
5.00%, 12/01/2034	1,000	1,009,632
Suffolk Tobacco Asset Securitization Corp. Series 2021 4.00%, 06/01/2035	2,300	2,371,955
4.00%, 06/01/2036	2,425	2,483,216
4.00%, 06/01/2037	1,170	1,187,087
4.00%, 06/01/2050	2,345	2,359,902
5.00%, 06/01/2034	2,275	2,514,946
Town of Oyster Bay NY Series 2023 5.00%, 03/08/2024	4,650	4,663,013
Triborough Bridge & Tunnel Authority Series 2021-A 5.00%, 11/01/2025	2,535	2,640,741
Triborough Bridge & Tunnel Authority (Metropolitan Transportation Authority Payroll Mobility Tax Revenue) Series 2021 5.00%, 05/15/2050	15,035	15,678,889
Series 2021-A 2.00%, 05/15/2045	9,185	9,115,840
2.511%, 05/15/2035	10,000	7,920,472
Series 2021-C 5.00%, 05/15/2039	5,000	5,678,055
Series 2022 5.00%, 05/15/2041	1,750	1,978,540
Series 2022-A 5.00%, 08/15/2024	20,055	20,286,254
Series 2022-E 4.635% (SOFR + 1.05%), 04/01/2026(b)	7,500	7,503,895
Series 2023 5.25%, 11/15/2042	10,420	12,220,203
Troy Capital Resource Corp. (Rensselaer Polytechnic Institute) Series 2020 5.00%, 09/01/2031	2,570	2,873,967
5.00%, 09/01/2032	3,460	3,866,717
5.00%, 09/01/2033	2,365	2,640,147
Trust for Cultural Resources of The City of New York (The) (Lincoln Center for the Performing Arts, Inc.) Series 2016-A 5.00%, 12/01/2026	7,175	7,643,746
Series 2020 4.00%, 12/01/2033	1,160	1,231,963
5.00%, 12/01/2031	1,800	2,060,706
5.00%, 12/01/2032	2,000	2,285,625
Utility Debt Securitization Authority Series 2013-T 5.00%, 06/15/2026 (Pre-refunded/ETM)	2,800	2,810,632
Westchester County Local Development Corp. (Kendal on Hudson Obligated Group) Series 2022 5.00%, 01/01/2027	400	407,450

	Principal Amount (000)	U.S. $ Value

5.00%, 01/01/2032	$520	$529,827
5.00%, 01/01/2037	530	531,860
5.00%, 01/01/2041	720	709,466

		1,027,973,393

American Samoa – 0.1%
American Samoa Economic Development Authority (Territory of American Samoa) Series 2018 6.50%, 09/01/2028(a)	1,055	1,119,931

California – 0.1%
California Community Choice Financing Authority (Goldman Sachs Group, Inc. (The)) Series 2023 5.25%, 11/01/2054	1,215	1,315,576

Colorado – 0.9%
Colorado Health Facilities Authority (CommonSpirit Health) Series 2019-A 5.00%, 08/01/2030	6,280	6,873,939
5.00%, 08/01/2031	2,000	2,187,686
5.00%, 08/01/2033	2,750	3,008,129
Vauxmont Metropolitan District AGM Series 2020 5.00%, 12/01/2050	160	168,992

		12,238,746

Connecticut – 1.8%
State of Connecticut Series 2018-B 5.00%, 04/15/2025	14,565	14,967,351
Series 2018-C 5.00%, 06/15/2027	4,715	5,114,931
Series 2018-F 5.00%, 09/15/2027	4,025	4,392,927

		24,475,209

Florida – 0.1%
County of Osceola FL Transportation Revenue Series 2020-A Zero Coupon, 10/01/2030	100	74,462
Zero Coupon, 10/01/2032	100	68,173
Zero Coupon, 10/01/2033	100	65,006
Zero Coupon, 10/01/2034	110	68,109
Volusia County School Board (Volusia County School Board COP) Series 2014-B 5.00%, 08/01/2026	1,000	1,010,439

		1,286,189

Georgia – 0.2%
Municipal Electric Authority of Georgia Series 2019 5.00%, 01/01/2031	905	974,063
5.00%, 01/01/2032	565	607,740
5.00%, 01/01/2035	1,185	1,261,484

		2,843,287

	Principal Amount (000)	U.S. $ Value

Guam – 1.9%
Antonio B Won Pat International Airport Authority Series 2021-A 3.099%, 10/01/2028	$1,430	$1,277,661
3.189%, 10/01/2029	1,650	1,440,465
3.339%, 10/01/2030	1,050	900,943
Series 2023 5.125%, 10/01/2034	250	258,628
5.25%, 10/01/2031	1,025	1,068,833
5.25%, 10/01/2035	265	274,966
5.375%, 10/01/2033	525	551,857
Guam Government Waterworks Authority Series 2017 5.00%, 07/01/2028	1,250	1,313,525
5.00%, 07/01/2030	1,000	1,050,636
5.00%, 07/01/2031	2,000	2,099,702
Guam Power Authority Series 2017-A 5.00%, 10/01/2025	2,980	3,048,179
5.00%, 10/01/2026	1,225	1,274,199
5.00%, 10/01/2027	1,230	1,300,405
Territory of Guam Series 2019 5.00%, 11/15/2031	225	234,562
Territory of Guam (Guam Section 30 Income Tax) Series 2016-A 5.00%, 12/01/2026	1,150	1,196,268
5.00%, 12/01/2029	620	642,494
5.00%, 12/01/2030	1,000	1,034,582
5.00%, 12/01/2032	925	957,378
Territory of Guam (Territory of Guam Business Privilege Tax) Series 2015 5.00%, 11/15/2030	3,580	3,649,839
Series 2015-D 5.00%, 11/15/2025	1,555	1,584,115
Series 2021-F 5.00%, 01/01/2030	1,000	1,076,908

		26,236,145

Illinois – 0.7%
Illinois Finance Authority (Illinois Institute of Technology) Series 2019 5.00%, 09/01/2027	145	145,568
5.00%, 09/01/2029	225	226,086
5.00%, 09/01/2032	365	365,154
5.00%, 09/01/2033	200	199,229
5.00%, 09/01/2034	100	98,855
Metropolitan Pier & Exposition Authority Series 2017-B 5.00%, 12/15/2028	2,000	2,144,004

	Principal Amount (000)	U.S. $ Value

State of Illinois Series 2017-A 5.00%, 12/01/2024	$2,105	$2,138,697
Series 2018-A 5.00%, 10/01/2024	2,910	2,947,227
Series 2018-B 5.00%, 05/01/2024	1,405	1,412,477

		9,677,297

Kentucky – 0.3%
City of Ashland KY (Royal Blue Health LLC Obligated Group) Series 2019 5.00%, 02/01/2026	350	359,586
5.00%, 02/01/2027	375	391,806
5.00%, 02/01/2030	210	229,091
5.00%, 02/01/2031	275	294,503
Kentucky Economic Development Finance Authority (CommonSpirit Health) Series 2019-A 5.00%, 08/01/2033	1,000	1,093,865
5.00%, 08/01/2034	1,635	1,786,744
5.00%, 08/01/2035	555	602,828

		4,758,423

Michigan – 1.2%
City of Detroit MI Series 2018 5.00%, 04/01/2029	250	263,750
5.00%, 04/01/2032	1,005	1,058,949
Michigan Strategic Fund (Michigan Strategic Fund - I 75 Improvement Project) Series 2018 5.00%, 12/31/2029	8,600	9,152,468
5.00%, 12/31/2030	4,000	4,254,835
5.00%, 06/30/2032	1,690	1,798,458

		16,528,460

Missouri – 0.0%
Howard Bend Levee District XLCA Series 2005 5.75%, 03/01/2025	120	121,341
5.75%, 03/01/2027	275	281,461

		402,802

Nebraska – 0.8%
Central Plains Energy Project (Goldman Sachs Group, Inc. (The)) Series 2022-1 5.00%, 05/01/2053	10,000	10,539,615

Nevada – 0.0%
City of Sparks NV (City of Sparks NV Sales Tax) Series 2019-A 2.75%, 06/15/2028(a)	565	536,685

	Principal Amount (000)	U.S. $ Value

New Jersey – 2.5%
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant) Series 2016 5.00%, 06/15/2024	$5,090	$5,132,282
5.00%, 06/15/2027	5,000	5,250,407
Series 2018-A 5.00%, 06/15/2028	11,680	12,281,033
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease) Series 2018-A 5.00%, 12/15/2030	3,360	3,715,710
Series 2019-B 5.00%, 06/15/2030	1,500	1,659,726
5.00%, 06/15/2034	2,360	2,588,891
Series 2019-BB1 5.00%, 06/15/2034	2,900	3,181,265

		33,809,314

Puerto Rico – 1.3%
Commonwealth of Puerto Rico Series 2021-A Zero Coupon, 07/01/2024	468	458,336
Zero Coupon, 07/01/2033	2,420	1,508,670
5.625%, 07/01/2027	3,150	3,331,177
5.625%, 07/01/2029	760	824,275
Series 2022-C 0.00%, 11/01/2043	888	483,817
HTA TRRB Custodial Trust Series 2022 5.25%, 07/01/2034	1,580	1,540,496
5.25%, 07/01/2036	1,515	1,520,767
Puerto Rico Commonwealth Aqueduct & Sewer Authority Series 2020-A 5.00%, 07/01/2030(a)	3,490	3,544,124
5.00%, 07/01/2035(a)	2,310	2,331,661
Puerto Rico Electric Power Authority AGM Series 2007-V 5.25%, 07/01/2031	1,390	1,381,504
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018-A Zero Coupon, 07/01/2024	796	780,360

		17,705,187

South Carolina – 0.3%
South Carolina Public Service Authority Series 2020-A 5.00%, 12/01/2043	1,500	1,601,933
Series 2021-B 4.00%, 12/01/2038	2,125	2,160,944
5.00%, 12/01/2040	1,000	1,088,578

		4,851,455

	Principal Amount (000)	U.S. $ Value

Tennessee – 0.6%
Chattanooga Health Educational & Housing Facility Board (CommonSpirit Health) Series 2019-A 5.00%, 08/01/2031	$1,500	$1,640,764
5.00%, 08/01/2033	1,000	1,093,865
5.00%, 08/01/2034	1,000	1,092,810
Tennergy Corp./TN (Royal Bank of Canada) Series 2019-A 5.00%, 02/01/2050	4,735	4,776,171

		8,603,610

Texas – 0.5%
City of Houston TX Airport System Revenue (United Airlines, Inc.) Series 2018 5.00%, 07/15/2028	1,750	1,760,536
Mission Economic Development Corp. (Natgasoline LLC) Series 2018 4.625%, 10/01/2031(a)	4,540	4,477,264

		6,237,800

Washington – 0.6%
Washington Health Care Facilities Authority (CommonSpirit Health) Series 2019-A 5.00%, 08/01/2032	2,165	2,369,112
5.00%, 08/01/2033	2,595	2,838,580
5.00%, 08/01/2034	2,520	2,753,881

		7,961,573

Wisconsin – 0.3%
Wisconsin Public Finance Authority (UMA Education, Inc.) Series 2019 5.00%, 10/01/2025(a)	995	1,004,686
5.00%, 10/01/2026(a)	1,050	1,068,495
5.00%, 10/01/2027(a)	1,090	1,116,816
5.00%, 10/01/2028(a)	900	926,720
5.00%, 10/01/2029(a)	275	283,699

		4,400,416

Total Long-Term Municipal Bonds (cost $1,244,327,329)		1,223,501,113

Short-Term Municipal Notes – 5.4%
New York – 5.4%
Build NYC Resource Corp. (Asia Society (The)) Series 2015 3.90%, 04/01/2045(c)	1,685	1,685,000

	Principal Amount (000)	U.S. $ Value

City of New York NY Series 2008-L 3.85%, 04/01/2038(c)	$1,275	$1,275,000
Series 2013-I 4.00%, 04/01/2036(c)	3,940	3,940,000
Series 2016 3.76%, 08/01/2044(c)	8,995	8,995,000
Dutchess County Industrial Development Agency (Marist College) Series 2008 3.90%, 07/01/2038(c)	1,165	1,165,000
Metropolitan Transportation Authority Series 2015 3.80%, 11/01/2026(c)	380	380,000
New York City Health and Hospitals Corp. Series 2008-D 3.80%, 02/15/2026(c)	375	375,000
New York City Housing Development Corp. Series 2012-A 3.80%, 09/01/2049(c)	1,000	1,000,000
New York City Housing Development Corp. (201 Pearl LLC) Series 2006-A 3.97%, 10/15/2041(c)	250	250,000
New York City Housing Development Corp. (Hewitt Westchester LP) Series 2011 3.90%, 11/01/2048(c)	3,400	3,400,000
New York City Municipal Water Finance Authority Series 2015-F 3.85%, 06/15/2035(c)	27,300	27,300,000
New York State Housing Finance Agency (8 East 102nd Street LLC) Series 2023 3.73%, 05/01/2044(c)	5,790	5,790,000
New York State Housing Finance Agency (Liberty Street Realty LLC) Series 2005 3.86%, 05/01/2035(c)	3,773	3,773,000
Triborough Bridge & Tunnel Authority Series 2023-B 4.00%, 01/01/2032(c)	2,160	2,160,000
Trust for Cultural Resources of The City of New York (The) (New York Botanical Garden (The)) Series 2009 3.90%, 07/01/2032(c)	8,060	8,060,000
Trust for Cultural Resources of The City of New York (The) (Pierpont Morgan Library) Series 2004 3.85%, 02/01/2034(c)	5,465	5,465,000

Total Short-Term Municipal Notes (cost $75,013,000)		75,013,000

Total Municipal Obligations (cost $1,319,340,329)		1,298,514,113

	Principal Amount (000)	U.S. $ Value

GOVERNMENTS - TREASURIES – 0.2%
United States – 0.2%
U.S. Treasury Notes 2.625%, 02/15/2029(d) (cost $2,464,529)	$2,377	$2,240,694

ASSET-BACKED SECURITIES – 0.2%
Autos - Fixed Rate – 0.2%
Lendbuzz Securitization Trust Series 2023-1A, Class A2 6.92%, 08/15/2028(a)	1,694	1,702,516
Tricolor Auto Securitization Trust Series 2023-1A, Class A 6.48%, 08/17/2026(a)	454	453,752

Total Asset-Backed Securities (cost $2,147,489)		2,156,268

COMMERCIAL MORTGAGE-BACKED SECURITIES – 0.1%
Non-Agency Fixed Rate CMBS – 0.1%
City of Fort Wayne IN 10.75%, 12/01/2029(e) (f)	32	3
Jefferson County Industrial Development Agency Series 2019 5.25%, 01/01/2024(e) (f) (g) (h)	933	101,218
Washington State Housing Finance Commission Series 2021-1, Class A 3.50%, 12/20/2035	962	917,339
Series 2021-1, Class X 0.726%, 12/20/2035(i)	962	44,170

Total Commercial Mortgage-Backed Securities (cost $2,076,863)		1,062,730

COLLATERALIZED MORTGAGE OBLIGATIONS – 0.0%
Risk Share Floating Rate – 0.0%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2014-DN3, Class M3 9.452% (SOFR + 4.11%), 08/25/2024(b)	75	74,897
Federal National Mortgage Association Connecticut Avenue Securities Series 2014-C03, Class 2M2 8.352% (SOFR + 3.01%), 07/25/2024(b)	63	63,136
Series 2015-C02, Class 1M2 9.452% (SOFR + 4.11%), 05/25/2025(b)	74	76,770
Series 2016-C01, Class 1M2 12.202% (SOFR + 6.86%), 08/25/2028(b)	158	168,463
Series 2016-C02, Class 1M2 11.452% (SOFR + 6.11%), 09/25/2028(b)	33	34,434

Total Collateralized Mortgage Obligations (cost $405,117)		417,700

	Principal Amount (000)	U.S. $ Value

SHORT-TERM INVESTMENTS – 2.0%
U.S. Treasury Bills – 2.0%
United States – 2.0%
U.S. Treasury Bill Zero Coupon, 03/21/2024 (cost $27,675,449)	$28,000	$27,680,796

Total Investments – 96.9% (cost $1,354,109,776)(j)		1,332,072,301
Other assets less liabilities – 3.1%		43,001,623

Net Assets – 100.0%		$1,375,073,924

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	25,000	01/15/2027	1 Day SOFR	2.540%	Annual	$(1,463,004)	$—	$(1,463,004)
USD	16,300	07/31/2030	1 Day SOFR	4.656%	Annual	1,092,714	—	1,092,714
USD	15,000	04/15/2032	3.120%	1 Day SOFR	Annual	610,567	—	610,567
USD	5,600	04/15/2032	4.274%	1 Day SOFR	Annual	(310,799)	—	(310,799)

						$(70,522)	$—	$(70,522)

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2023	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Sale Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	7.50%	USD	78	$(10,156)	$(7,098)	$(3,058)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	260	(33,653)	(30,342)	(3,311)
Credit Suisse International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	17	(2,223)	(1,944)	(279)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	43	(5,589)	(3,942)	(1,647)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	530	(68,628)	(59,610)	(9,018)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	257	(33,293)	(22,879)	(10,414)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	534	(69,169)	(48,845)	(20,324)
Goldman Sachs International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	100	(12,980)	(11,654)	(1,326)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	233	(30,227)	(20,164)	(10,063)

						$(265,918)	$(206,478)	$(59,440)

*	Termination date

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Citibank, NA	USD	16,980	10/09/2029	1.125%	SIFMA*	Quarterly	$1,453,327	$—	$1,453,327

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At December 31, 2023, the aggregate market value of these securities amounted to $44,572,891 or 3.2% of net assets.

(b)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at December 31, 2023.
(c)

Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(d)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(e)	Defaulted.
(f)	Non-income producing security.
(g)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(h)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.01% of net assets as of December 31, 2023, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Jefferson County Industrial Development Agency Series 2019 5.25%, 01/01/2024	12/09/2019	$932,884	$101,218	0.01%

(i)	IO - Interest Only.
(j)

As of December 31, 2023, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $16,796,911 and gross unrealized depreciation of investments was $(37,511,021), resulting in net unrealized depreciation of $(20,714,110).

As of December 31, 2023, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 3.6% and 0.0%, respectively.

Glossary:

AGM – Assured Guaranty Municipal

AMBAC – Ambac Assurance Corporation

BAM – Build American Mutual

CDX-CMBX.NA – North American Commercial Mortgage-Backed Index

CMBS – Commercial Mortgage-Backed Securities

COP – Certificate of Participation

ETM – Escrowed to Maturity

OTC – Over-the-Counter

SOFR – Secured Overnight Financing Rate

XLCA – XL Capital Assurance Inc.

Sanford C. Bernstein Fund, Inc.

New York Municipal Portfolio

December 31, 2023 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2023:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$1,223,501,113	$—	$1,223,501,113
Short-Term Municipal Notes	—	75,013,000	—	75,013,000
Governments - Treasuries	—	2,240,694	—	2,240,694
Asset-Backed Securities	—	2,156,268	—	2,156,268
Commercial Mortgage-Backed Securities	—	961,512	101,218	1,062,730
Collateralized Mortgage Obligations	—	417,700	—	417,700
Short-Term Investments	—	27,680,796	—	27,680,796

Total Investments in Securities	—	1,331,971,083	101,218	1,332,072,301
Other Financial Instruments(a):
Assets:
Centrally Cleared Interest Rate Swaps	—	1,703,281	—	1,703,281
Interest Rate Swaps	—	1,453,327	—	1,453,327
Liabilities:
Centrally Cleared Interest Rate Swaps	—	(1,773,803)	—	(1,773,803)
Credit Default Swaps	—	(265,918)	—	(265,918)

Total	$—	$1,333,087,970	$101,218	$1,333,189,188

(a)

Other financial instruments include reverse repurchase agreements and derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.